Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
The Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,749,383	$ 1,707,211
Capital to Risk Weighted Assets	26.49%	28.14%
Capital Required for Capital Adequacy	528,243	485,310
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital	1,666,091	1,630,656
Tier One Risk Based Capital to Risk Weighted Assets	25.23%	26.88%
Tier One Risk Based Capital Required for Capital Adequacy	264,121	242,655
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital	1,666,091	1,630,656
Tier One Leverage Capital to Average Assets	13.03%	12.83%
Tier One Leverage Capital Required for Capital Adequacy	511,334	508,534
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
The Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,693,227	1,653,760
Capital to Risk Weighted Assets	25.64%	27.29%
Capital Required for Capital Adequacy	528,380	484,822
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	660,475	606,028
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	1,609,914	1,577,280
Tier One Risk Based Capital to Risk Weighted Assets	24.38%	26.03%
Tier One Risk Based Capital Required for Capital Adequacy	264,190	242,411
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	396,285	363,617
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital	1,609,914	1,577,280
Tier One Leverage Capital to Average Assets	12.59%	12.92%
Tier One Leverage Capital Required for Capital Adequacy	511,358	488,445
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 639,197	$ 610,556
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%